Capital Commitments - Schedule of Capital Commitments (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Capital expenditure in respect of acquisition of the contractual management rights:
Total contract sum	$ 26,383	$ 25,892	$ 26,630
Less: Amounts paid and recognized as cost of property, plant and equipment	(11,785)	(11,565)	(11,895)
Contracted for but not provided in the Consolidated Financial Statement	$ 14,598	$ 14,327	$ 14,735